BUSINESS COMBINATION BUSINESS COMBINATIONS (Details) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Aug. 30, 2019	Apr. 01, 2018	Sep. 30, 2019	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Cash consideration	$ 53,700	$ 43
Stock consideration	60,900	1,043,424
Warrant consideration		14,460
Options consideration		1,577
Total purchase consideration		1,059,504
Cash		71,806
Investment securities available-for-sale		900,935
Investment securities held-to-maturity		171,423
Other investments		28,763
Loans		2,792,572
Premises and equipment		98,814
Intangible assets		42,887
Other assets		167,829
Assets held for sale		127,775
Total assets acquired	74,900	4,402,804
Deposits		3,263,920
Subordinated notes		49,027
FHLB advances		291,887
Other borrowings		205,620
Other liabilities		32,649
Liabilities held for sale		175,840
Total liabilities assumed	18,400	4,018,943			$ 0	$ 18,380	$ 4,018,948
Net identifiable assets		383,861
Goodwill	$ 58,000	$ 675,643	$ 58,000	$ 676,200	$ 0	$ 57,520	$ 676,167